Derivatives - Narrative (Details) £ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, notional amount | £	£ 330.0		£ 728.0
Derivative, fair value | $		$ 12.2		$ 0.1